SCHEDULE OF DISAGGREGATION OF REVENUE BY TIMING OF REVENUE RECOGNITION (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 15,783	$ 20,296	$ 19,279	$ 18,032
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	9,728	12,510	11,979	10,991
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 6,055	7,786	7,300	7,041
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		12,510	11,979	10,991
Cleaning Systems [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		12,510	11,979	10,991
Cleaning Systems [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		7,786	7,300	7,041
Dishware Washing Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 7,786	$ 7,300	$ 7,041